Derivative Contracts (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Effects of Derivative Contracts in Condensed Consolidated Financial Statements

The following tables summarize the gross amounts of recognized derivative assets and liabilities, the net amounts presented in the consolidated balance sheet, and the net amounts after deducting collateral that has been deposited with counterparties:

	As of September 30, 2013
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metal contracts	$722	$(722)	$—	$—	$—	$—
(361 contracts)
Open electricity contracts	56	(51)	5	—	—	5
(10 contracts)

Total	$778	$(773)	$5	$—	$—	$5

Consolidated balance sheet location:
Prepaid expenses and other current assets		$5

Total		$5

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metal contracts	$1,074	$(722)	$352	$—	$352	$—
(406 contracts)
Open natural gas contracts	5	—	5	—	5	—
(4 contracts)
Open electricity contracts	51	(51)	—	—	—	—
(14 contract)

Total	$1,130	$(773)	$357	$—	$357	$—

Consolidated balance sheet location:
Accrued liabilities		$357

Total		$357

Not included in the above table is $1,504 of collateral included in prepaid expenses and other current assets, which is because collateral is limited to the net amounts of assets or liabilities presented in the consolidated balance sheet.

	As of December 31, 2012
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts (208 contracts)	$603	$(224)	$379	$—	$—	$379
Open natural gas contracts (6 contracts)	2	—	2	—	—	2
Open electricity contracts (17 contracts)	169	(2)	167	—	—	167
Interest rate cap agreements (2 contracts)	1	—	1	—	—	1

Total	$775	$(226)	$549	$—	$—	$549

Consolidated balance sheet location:
Prepaid expenses and other current assets		$548
Other noncurrent assets		1

Total		$549

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts	$224	$(224)	$—	$—	$—	$—
(85 contracts)
Open electricity contracts	2	(2)	—	—	—	—
(1 contract)

Total	$226	$(226)	$—	$—	$—	$—

Not included in the above table is $767 of collateral included in prepaid expenses and other current assets, which is because collateral is limited to the net amounts of assets or liabilities presented in the consolidated balance sheet.

The following table summarizes the effects of derivative contracts in the consolidated statements of operations:

	Nine Months Ended September 30,
	2013	2012
Cost of sales
Realized and unrealized (loss) gain—metal contracts	$(143)	$614
Realized and unrealized (loss) gain—natural gas contracts	(12)	113
Realized and unrealized (loss) gain—electricity contracts	(193)	222

Total	$(348)	$949

Interest expense
Unrealized loss—interest rate cap agreements	$(1)	$(156)

The following tables summarize the gross amounts of recognized derivative assets and liabilities, the net amounts presented in the consolidated balance sheet, and the net amounts after deducting collateral that has been deposited with counterparties:

	As of December 31, 2012
				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts	$603	$(224)	$379	$—	$—	$379
(208 contracts)
Open natural gas contracts	2	—	2	—	—	2
(6 contracts)
Open electricity contracts	169	(2)	167	—	—	167
(17 contracts)
Interest rate cap agreements	1	—	1	—	—	1
(2 contracts)

Total	$775	$(226)	$549	$—	$—	$549

Consolidated balance sheet location:
Prepaid expenses and other current assets		$548
Other noncurrent assets		1

Total		$549

				Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts	$224	$(224)	$—	$—	$—	$—
(85 contracts)
Open electricity contracts	2	(2)	—	—	—	—
(1 contract)

Total	$226	$(226)	$—	$—	$—	$—

	As of December 31, 2011
				Gross Amounts Not Offset in the Consolidated Balance Sheet
(dollars in thousands)	Gross Amounts of Recognized Assets	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Assets Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Open metals contracts (88 contracts)	$294	$(294)	$—	$—	$—	$—
Open electricity contracts (6 contracts)	43	(43)	—	—	—	—
Interest rate cap agreements (2 contracts)	157	—	157	—	—	157

Total	$494	$(337)	$157	$—	$—	$157

Consolidated balance sheet location:
Other noncurrent assets			$157

				Gross Amounts Not Offset in the Consolidated Balance Sheet
(dollars in thousands)	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Balance Sheet	Net Amounts of Liabilities Presented in Consolidated Balance Sheet	Financial Instruments	Cash Collateral Deposited	Net Amount
Open metals contracts (151 contracts)	$1,647	$(294)	$1,353	$—	$(1,353)	$—
Open natural gas contracts (31 contracts)	384	—	384	—	(384)	—
Open electricity contracts (8 contracts)	131	(43)	88	—	—	88

Total	$2,162	$(337)	$1,825	$—	$(1,737)	$88

Consolidated balance sheet location:
Accrued liabilities			$1,825

The following table summarizes the effects of derivative contracts in the consolidated statements of operations:

	Year Ended December 31,
	2012	2011	2010
Cost of sales
Realized and unrealized loss—metal contracts	$1,339	$3,884	$7,605
Realized and unrealized loss—natural gas contracts	76	517	1,825
Realized and unrealized loss—electricity contracts	243	57	—

Total	$1,658	$4,458	$9,430

Interest expense
Unrealized loss (gain)—interest rate cap agreements	$156	$1,851	$(800)